Interest and other expense, net	12 Months Ended
Sep. 30, 2019
Other Income and Expenses [Abstract]
Interest and other expense, net
Note 15 — Interest and other expense, net
Interest and other expense, net, consists of the following:

	Year Ended September 30,
	2019	2018	2017
Interest income	$6,225	$6,602	$7,972
Interest expense	(3,911)	(2,764)	(1,600)
Foreign exchange loss	(7,860)	(6,173)	(8,246)
Other, net	3,687	(4,431)	(2,547)

	$(1,859)	$(6,766)	$(4,421)